4. Related Party Transactions (Annual)	9 Months Ended	11 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Annual
4. Related Party Transactions

NOTE 5 – Related Party Transactions

The Company uses office space from a family member of a stockholder of the Company at no rent.

The Company made sales to a company in which two shareholders of the Company are members of the board of directors for the amount of $31,234 during the three months ended March 31, 2014.

NOTE 4 – Related Party Transactions

The Company uses office space from a family member of the Company at no rent.

The Company made sales to a company in which two members of the Company are members of the board of directors for the amount of $19,150 during the period from January 29, 2013 to December 31, 2013.